Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	0.80%
Rate of salary increase	1.60%	1.50%
Foreign plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	2.80%
Rate of salary increase	2.00%	2.00%
Foreign plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.10%	4.00%
Rate of salary increase	4.40%	3.60%